Summary of Significant Accounting Policies - Summary of Exchange Rates for the Functional and Operating Currencies (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. dollars [member]
Disclosure of exchange rates for the functional and operating currencies at various subsidiaries other than the presentation currency [line items]
Rates at	57.60	60.66	72.88
Average exchange rates	58.35	67.03	60.96
Euro [member]
Disclosure of exchange rates for the functional and operating currencies at various subsidiaries other than the presentation currency [line items]
Rates at	68.87	63.81	79.70
Average exchange rates	65.90	74.23	67.78